Cover	Jan. 26, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2022
Entity File Number	001-39726
Entity Registrant Name	OMNICHANNEL ACQUISITION CORP.
Entity Central Index Key	0001827669
Entity Tax Identification Number	85-3113789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	485 Springfield Avenue #8
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	(908)
Local Phone Number	271-6641
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	OCA.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OCA
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	OCA WS
Security Exchange Name	NYSE